Consolidated Statement of Comprehensive Income/(Loss) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income/(loss)		$ 376	$ (531)	$ (656)
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	(58)	19	(4)
Total of items to eventually recycle		(58)	19	(4)
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	26	(14)	(55)
Fair value adjustments on equity securities, net of taxes	[3]	0	(7)	(2)
Total of items never to be recycled		26	(21)	(57)
Total comprehensive income/(loss)		$ 344	$ (533)	$ (717)

[1]	Amount is net of tax benefit of $6 million in 2021.
[2]	Amounts are net of tax expense of $11 million in 2021, and net of tax benefits of $13 million and $11 million in 2020 and 2019, respectively.
[3]	Amounts are net of tax benefits of $3 million and $5 million in 2020 and 2019, respectively.